NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Supplement to the Prospectus dated May 1, 2007

Socially Responsive Portfolio (S Class)

THE FIFTH SENTENCE OF THE FIRST PARAGRAPH OF THE SECTION ENTITLED "INVESTMENT MANAGER" ON PAGE 6 OF THE PROSPECTUS IS REVISED TO READ AS FOLLOWS:

The Manager engages Neuberger Berman, LLC as sub-adviser ("Sub-Adviser") to provide investment research and related services.

THE DATE OF THIS SUPPLEMENT IS AUGUST 1, 2007.

NEUBERGER BERMAN

A Lehman Brothers Company

Neuberger Berman Management, Inc.

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